Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Summary of Financial Information of Discontinued Operations and Assets Held for Sale
Summarized financial information for discontinued operations is shown below:

	For the year ended December 31,
($ thousands)	2020	2019	2018
Total revenue	428,920	778,143	872,506

Operating income (1)	51,029	159,211	173,393

Income from discontinued operations before provision for income taxes	43,407	156,760	170,180
Provision for income taxes	6,726	42,352	45,237
Income from discontinued operations, net of tax	36,681	114,408	124,943
Less: Net (loss) income attributable to non-controlling interests from discontinued operations	(4,760)	4,539	6,913
Income from discontinued operations attributable to IGT PLC	41,441	109,869	118,030
(1) Includes depreciation and amortization of $94.7 million, $99.7 million, and $98.0 million for the years ended 2020, 2019, and 2018, respectively
The following represents the major classes of assets and liabilities held for sale as part of our discontinued operations:

	December 31,
($ thousands)	2020	2019
Assets:
Trade and other receivables, net	62,110	130,864
Other current assets	58,072	77,515
Systems, equipment and other assets related to contracts, net	86,230	102,347
Goodwill	520,259	520,259
Intangible assets, net	54,711	86,388
Other non-current assets	52,042	54,561
Assets held for sale	833,424	971,934
Liabilities:
Accounts payable	62,693	61,889
Other current liabilities	164,084	123,263
Other non-current liabilities	22,796	29,836
Liabilities held for sale	249,573	214,988
The Company allocated $520.3 million of goodwill to discontinued operations using a relative fair value approach. Prior to the allocation to discontinued operations, the goodwill was included within our Global Gaming segment.
In addition to the sale of certain entities in our Global Gaming segment classified as discontinued operations as described above, we have other disposal groups that meet the requirements to be classified as held for sale in our consolidated balance sheet at December 31, 2020.
The following represents total assets and liabilities held for sale classified between the current and non-current categories:

	December 31,
($ thousands)	2020	2019
Assets:
Current assets held for sale - discontinued operations	833,424	208,379
Current assets held for sale - other	5,416	—
Total current assets held for sale	838,840	208,379
Total non-current assets held for sale	—	763,555
Assets held for sale	838,840	971,934

Liabilities:
Total current liabilities held for sale	249,573	185,152
Total non-current liabilities held for sale	—	29,836
Liabilities held for sale	249,573	214,988